Average Annual Total Returns - Voya Target Retirement 2060 Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A S&P Target Date 2060+ Index 1 Yr		Class A S&P Target Date 2060+ Index 5 Yrs		Class A S&P Target Date 2060+ Index 10 Yrs	Class A S&P Target Date 2060+ Index Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date 2060+ Index 1 Yr		Class I S&P Target Date 2060+ Index 5 Yrs		Class I S&P Target Date 2060+ Index 10 Yrs	Class I S&P Target Date 2060+ Index Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R S&P Target Date 2060+ Index 1 Yr		Class R S&P Target Date 2060+ Index 5 Yrs		Class R S&P Target Date 2060+ Index 10 Yrs	Class R S&P Target Date 2060+ Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 S&P Target Date 2060+ Index 1 Yr		Class R6 S&P Target Date 2060+ Index 5 Yrs		Class R6 S&P Target Date 2060+ Index 10 Yrs	Class R6 S&P Target Date 2060+ Index Since Inception
Total	10.68%	10.11%		10.24%	Dec. 21, 2015	10.04%	8.83%		8.96%	6.35%	7.72%		7.82%	13.99%	[1]	11.71%	[1]	[1]	11.85%	[1]	17.83%	11.71%		11.85%	Dec. 21, 2015	13.99%	[1]	11.71%	[1]	[1]	11.85%	[1]	17.09%	11.12%		11.26%	Jun. 01, 2018	13.99%	[1]	11.71%	[1]	[1]	11.85%	[1]	17.81%	11.74%		11.88%	Dec. 21, 2015	13.99%	[1]	11.71%	[1]	[1]	11.85%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.